Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
May 31, 2025
LTB-NPRT3-0725
1.804849.121
Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	3,718,000	3,712,438
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	4,986,000	4,986,962
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	2,784,000	2,780,954
TOTAL BAILIWICK OF JERSEY		11,480,354
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	421,735	426,838
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	706,930	713,359
TOTAL CANADA		1,140,197
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	150,000	148,139
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	2,702,724	2,698,670
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	1,375,088	1,375,462
Ares Xlv Clo Ltd Series 2024-45A Class BR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 10/15/2030 (b)(c)(d)	4,138,000	4,125,420
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4095% 1/20/2036 (b)(c)(d)	2,400,000	2,399,035
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	125,000	122,715
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	4,766,000	4,757,922
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	99,491
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.612% 8/20/2034 (b)(c)(d)	2,769,000	2,769,673
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	4,228,000	4,212,509
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	2,644,000	2,648,590
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	5,254,000	5,255,730
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.5052% 11/16/2034 (b)(c)(d)	3,936,684	3,939,617
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	391,192	377,887
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	4,205,000	4,191,060
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	4,257,000	4,257,873
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	4,678,000	4,683,090
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (b)(c)(d)	150,000	147,870
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	100,000	99,785
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.3061% 4/15/2030 (b)(c)(d)	1,525,345	1,525,419
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	749,854	749,975
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	250,000	247,645
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	2,288,405	2,288,716
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	2,529,000	2,533,481
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	304,000	238,965
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	3,393,000	3,389,739
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)	4,787,944	4,785,479
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		64,221,772
UNITED STATES - 5.5%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	867,868	841,841
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,603,546	1,508,672
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	4,008,249	3,684,948
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	2,684,708	2,685,558
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	2,190,000	2,189,532
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	290,433	281,721
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	408,000	411,342
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	2,346,649	2,364,187
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	945,000	945,996
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,253,944	3,027,845
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,075,000	1,090,209
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	838,932	818,064
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	387,315	383,282
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,059,000	1,065,810
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,072,000	3,093,655
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	124,285	122,316
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,580,000	11,095,758
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	893,000	895,757
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,731,594	2,746,253
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	279,000	282,888
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,625,000	1,635,595
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,855,000	1,849,067
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	3,745,900	3,677,291
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	451,010	445,038
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	306,000	305,632
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,132,674	1,149,188
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,821,000	2,844,185
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,071,000	1,072,477
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,825,000	2,847,916
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	588,000	596,953
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	5,801,000	5,801,000
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	6,400,000	6,351,315
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	2,797,000	2,831,843
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,575,000	3,590,781
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,805,000	1,806,338
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,280,000	5,336,020
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,075,000	1,081,353
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5195% 7/20/2036 (b)(c)(d)	5,000,000	5,005,075
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	719,000	730,634
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	65,816	65,919
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,503,000	4,488,187
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	775,002	779,735
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	184,310	180,778
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,648,000	1,658,185
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	426,985	426,955
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (c)(d)	772	770
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	256,800	258,773
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,957,068	1,968,696
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	3,817,184	3,614,568
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,204,000	1,179,062
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,105,000	1,127,100
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	10,476,890	9,745,060
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (c)(d)	1,621	1,664
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,614,000	2,634,136
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,088,684	1,095,389
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,388,538
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,361,862	3,405,889
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,247,000	1,250,370
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,445,000	3,449,399
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,687,000	2,687,583
TOTAL UNITED STATES		133,900,091
TOTAL ASSET-BACKED SECURITIES (Cost $212,070,406)		210,742,414

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (c)(d)(e)(f)	570,000	562,875
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/17/2032 (c)(d)(f)	190,418	187,324
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (c)(d)(f)	405,900	377,690
UNITED STATES - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (c)(d)(e)(f)	80,000	80,400
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (c)(d)(f)	205,000	202,809
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (c)(d)(f)	215,000	212,641
		495,850
Media - 0.1%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (c)(d)(f)	575,000	567,094
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (c)(d)(f)	2,628,066	2,555,794
		3,122,888
TOTAL COMMUNICATION SERVICES		3,618,738

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (c)(d)(f)	80,000	79,725
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (c)(d)(f)	459,023	439,065
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (c)(d)(f)	592,327	561,229
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (c)(d)(f)	1,364,299	1,351,339
		1,912,568
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 6/20/2031 (c)(d)(f)	797,705	791,626
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (c)(d)(f)	1,022,982	871,028
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(f)	311,127	285,848
		1,156,876
Hotels, Restaurants & Leisure - 0.2%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 6/27/2031 (c)(d)(f)	243,775	243,470
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (c)(d)(f)	695,000	690,511
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (c)(d)(f)	230,000	227,930
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (c)(d)(f)	598,592	581,760
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (c)(d)(f)	451,436	433,605
		2,177,276
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (c)(d)(f)	484,901	426,437
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (c)(d)(f)	158,983	157,468
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (c)(d)(f)	64,667	64,289
		648,194
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 5/30/2028 (c)(d)(f)	404,744	404,796
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (c)(d)(f)	619,725	554,877
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (c)(d)(f)	631,795	620,062
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (c)(d)(e)(f)	430,000	430,538
		1,605,477
TOTAL CONSUMER DISCRETIONARY		9,215,603

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (c)(d)(f)	218,936	202,516
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (c)(d)(f)	64,194	59,379
		261,895
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (c)(d)(f)	44,888	44,682
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (c)(d)(f)	610,000	330,077
		374,759
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (c)(d)(f)	966,172	963,755
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (c)(d)(e)(f)	230,000	227,700
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (c)(f)	62,359	56,123
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (c)(f)	379,351	159,327
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (c)(f)	118,340	106,506
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (c)(d)(f)	304,238	304,353
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (c)(d)(f)	575,000	569,429
		1,423,438
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (c)(d)(f)	4,988	4,951
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/21/2032 (c)(d)(e)(f)	60,000	60,034
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0747% 9/19/2031 (c)(d)(f)	405,905	404,067
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (c)(d)(f)	404,810	402,450
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 11/21/2029 (c)(d)(f)	404,893	403,439
		1,274,941
TOTAL FINANCIALS		3,662,134

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (c)(d)(f)	1,523,143	1,521,376
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (c)(d)(f)	461,467	462,441
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (c)(d)(e)(f)	120,000	119,100
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (c)(d)(f)	601,711	596,030
		1,177,571
Health Care Technology - 0.0%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (c)(d)(f)	345,508	343,842
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (c)(d)(f)	565,000	535,417
TOTAL HEALTH CARE		3,578,206

Industrials - 0.2%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 1/27/2032 (c)(d)(f)	25,000	24,891
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (c)(d)(f)	518,354	466,389
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (c)(d)(f)	582,670	578,375
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (c)(d)(f)	1,654,859	1,656,416
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (c)(d)(f)	14,813	12,313
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/31/2028 (c)(d)(f)	850,306	837,552
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (c)(d)(f)	459,144	428,583
		3,513,239
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (c)(d)(f)	427,850	425,629
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (c)(d)(e)(f)	20,000	20,071
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (c)(d)(f)	15,000	14,987
		35,058
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (c)(d)(f)	253,277	233,965
TOTAL INDUSTRIALS		4,699,171

Information Technology - 0.4%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (c)(d)(f)	870,000	877,491
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (c)(d)(f)	338,524	317,156
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (c)(d)(f)	90,000	89,936
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	475,000	472,549
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (c)(d)(f)	350,000	346,451
		1,226,092
Software - 0.3%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (c)(d)(f)	1,025,459	1,020,117
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5527% 3/26/2032 (c)(d)(f)	195,000	194,965
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (c)(d)(f)	1,297,855	1,293,806
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/22/2032 (c)(d)(f)	105,000	106,180
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (c)(d)(f)	410,000	409,672
Maverick Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1797% 5/18/2028 (c)(d)(f)	286,291	285,756
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (c)(d)(f)	590,000	570,961
		3,881,457
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (c)(d)(f)	395,000	389,075
TOTAL INFORMATION TECHNOLOGY		6,374,115

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (c)(d)(f)	404,757	393,525
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (c)(d)(f)	140,029	114,707
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (c)(d)(f)(g)	151,000	151,000
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (c)(d)(f)	141,126	141,126
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (c)(d)(f)	404,777	404,587
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (c)(d)(f)	415,915	414,788
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (c)(d)(f)	213,926	202,939
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (c)(d)(f)	504,344	500,652
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (c)(d)(f)	500,000	478,125
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 1/31/2029 (c)(d)(f)	242,213	241,458
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (c)(d)(f)	577,538	575,229
		3,618,136
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (c)(d)(f)	1,144,237	1,138,904
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (c)(d)(e)(f)	260,000	228,314
TOTAL MATERIALS		4,985,354

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (c)(d)(f)	635,200	633,707
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (c)(d)(f)	255,000	251,813
TOTAL UTILITIES		885,520

TOTAL UNITED STATES		37,655,495
TOTAL BANK LOAN OBLIGATIONS (Cost $39,466,047)		38,783,384

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	4,302,454	3,786,518
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	2,559,327	2,360,100
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	470,265	461,133
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	239,360	236,809
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	772,249	682,283
CSMC Trust Series 2021-RPL9 Class A1, 3.742% 2/25/2061 (b)(c)	6,635,529	6,729,818
Fannie Mae Guaranteed REMIC Series 2018-3 Class LP, 3% 2/25/2047	3,129,498	2,932,618
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	4,158,135	3,930,091
Fannie Mae Guaranteed REMIC Series 2019-59 Class AB, 2.5% 10/25/2039	1,479,562	1,338,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	30,157	29,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	1,110,287	1,089,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	2,118,614	1,969,479
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	2,138,091	1,951,647
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	5,259,683	5,228,518
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	839,648	771,156
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,906,953	1,897,534
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,254,163	1,170,191
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	106,527	105,129
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(h)	3,334,493	3,336,516
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	69,588	69,341
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	365	336
TOTAL UNITED STATES		40,076,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,148,227)		40,076,365

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	4,840,000	4,860,271
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,375,435	1,309,486
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	1,975,241	1,967,834
Banc of America Commercial Mortgage Trust Series 2015-UBS7 Class ASB, 3.429% 9/15/2048	181,803	181,438
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (c)(i)	20,418,029	862,617
Benchmark Mortgage Trust Series 2018-B2 Class A2, 3.6623% 2/15/2051	3,758	3,715
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (c)(i)	22,576,070	481,940
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3724% 3/15/2053 (c)(i)	43,344,733	1,924,870
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	5,047,000	4,981,396
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	1,009,000	1,009,631
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	7,152,000	7,149,765
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	1,992,447	1,994,938
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	289,181	286,470
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	4,501,000	4,481,339
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)	695,802	695,367
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	2,921,961	2,916,483
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	1,088,333	1,092,762
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	473,546	473,546
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	3,050,000	3,050,355
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	2,425,415	2,428,446
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	3,929,000	3,899,533
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	575,000	569,250
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	3,737,821	3,735,485
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	800,093	799,593
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	1,310,000	1,305,088
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	6,624,464	6,575,377
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,329,541	5,131,197
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	192,367	191,776
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	8,241,000	7,822,252
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	830,000	820,534
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	6,065,939	6,050,774
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	5,418,000	5,485,111
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	1,795,224	1,795,224
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(c)	2,703,038	2,641,048
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8787% 7/10/2046 (b)(c)	2,943,437	2,891,897
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	2,682,000	2,665,238
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A2, 2.9838% 12/15/2049	240,098	236,923
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,708,000	2,566,330
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)	957,087	906,895
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	2,266,000	2,263,168
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,470,759	1,458,049
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (c)(i)	6,799,080	299,038
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	372,665	373,699
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	3,402,341	3,398,088
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	1,578,000	1,577,505
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class ASB, 3.371% 9/15/2057	4	3
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	819,329	813,869
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	1,920,000	1,926,530
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	1,076,000	1,072,800
TOTAL UNITED STATES		111,424,943
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,426,163)		111,424,943

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	5,740	14,292
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	2,545	15,245
TOTAL UNITED STATES		29,537
TOTAL COMMON STOCKS (Cost $73,825)		29,537

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	342,297	328,527
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	433,000	408,969
Redfin Corp 0.5% 4/1/2027	765,000	679,932
		1,088,901
TOTAL UNITED STATES		1,417,428
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,427,163)		1,417,428

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	3,525,000	3,214,800
United Mexican States 6% 5/13/2030	2,190,000	2,255,700
TOTAL MEXICO		5,470,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,694,053)		5,470,500

Non-Convertible Corporate Bonds - 64.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	200,000	194,735
AUSTRALIA - 0.6%
Financials - 0.0%
Banks - 0.0%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,710,000	1,637,364
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 4.907% 4/1/2028 (b)	7,311,000	7,345,789
Glencore Funding LLC 5.338% 4/4/2027 (b)	5,275,000	5,333,709
Mineral Resources Ltd 9.25% 10/1/2028 (b)	980,000	999,885
		13,679,383
TOTAL AUSTRALIA		15,316,747
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	200,000	187,434
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	375,000	368,906
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (b)(j)	200,000	200,000
CANADA - 2.0%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (b)(k)	120,000	120,000
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	700,000	677,569
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	445,000	447,568
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	305,000	311,048
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	250,000	247,123
		1,683,308
TOTAL CONSUMER DISCRETIONARY		1,803,308

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	205,000	179,307
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Baytex Energy Corp 7.375% 3/15/2032 (b)	260,000	236,017
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	1,469,000	1,463,195
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,614,262
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,338,738
Parkland Corp 6.625% 8/15/2032 (b)	540,000	541,198
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	5,989,000	5,993,226
		20,186,636
Financials - 0.5%
Banks - 0.2%
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,201,215
Insurance - 0.3%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	5,321,000	4,948,867
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	3,381,000	3,353,660
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)	60,000	64,363
		8,366,890
TOTAL FINANCIALS		12,568,105

Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (b)	430,000	439,767
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)	205,000	204,114
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	205,000	211,433
		415,547
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	2,017,794
TOTAL INDUSTRIALS		2,873,108

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (b)	1,800,000	1,724,233
Materials - 0.5%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	710,000	703,964
NOVA Chemicals Corp 5.25% 6/1/2027 (b)	550,000	549,132
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,083,986
		9,337,082
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)	445,000	442,479
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (b)	265,000	264,951
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	900,000	892,005
New Gold Inc 6.875% 4/1/2032 (b)	215,000	219,626
		1,376,582
TOTAL MATERIALS		11,156,143

TOTAL CANADA		50,490,840
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	405,000	185,490
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)	215,000	209,330
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	7,500,000	7,444,083
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,262,000	5,281,826

TOTAL DENMARK		12,725,909
FRANCE - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	210,000	177,201
Altice France SA 5.5% 1/15/2028 (b)	200,000	172,163
Altice France SA 5.5% 10/15/2029 (b)	80,000	67,967
Iliad Holding SASU 7% 4/15/2032 (b)	200,000	201,285
		618,616
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Opal Bidco SAS 6.5% 3/31/2032 (b)	395,000	394,681
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (b)	250,000	235,918
Financials - 2.3%
Banks - 2.3%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	7,417,000	7,262,535
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	8,627,000	8,622,585
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	7,300,000	7,287,678
BPCE SA 1.652% 10/6/2026 (b)(c)	5,000,000	4,940,735
BPCE SA 2.045% 10/19/2027 (b)(c)	6,865,000	6,609,288
Societe Generale SA 1.488% 12/14/2026 (b)(c)	4,870,000	4,778,623
Societe Generale SA 1.792% 6/9/2027 (b)(c)	6,750,000	6,538,253
Societe Generale SA 5.249% 5/22/2029 (b)(c)	7,350,000	7,383,222
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,296,000	1,311,673
		54,734,592
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (b)	425,000	408,062
TOTAL FRANCE		56,391,869
GERMANY - 2.7%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	5,000,000	5,000,504
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	15,040,000	14,777,104
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	3,270,000	3,269,649
		23,047,257
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	14,479,000	14,276,437
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,765,269
		21,041,706
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	10,500,000	10,460,958
Bayer US Finance LLC 6.125% 11/21/2026 (b)	3,000,000	3,043,748
		13,504,706
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	5,000,000	4,808,600
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,704,000	1,714,227
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,437,000	1,451,163
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	1,375,000	1,361,982
		9,335,972
TOTAL GERMANY		66,929,641
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)	600,000	576,600
Kosmos Energy Ltd 7.75% 5/1/2027 (b)	80,000	69,486

TOTAL GHANA		646,086
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	205,000	207,303
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.25% 4/26/2026 (b)	200,000	198,408
IRELAND - 1.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)(k)	680,000	683,399
Financials - 1.0%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	3,531,000	3,605,770
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,095,000	6,951,267
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,037,247
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,608,105
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,947,482
		18,544,101
Financial Services - 0.1%
GGAM Finance Ltd 7.75% 5/15/2026 (b)	1,325,000	1,337,736
TOTAL FINANCIALS		23,487,607

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,331,000	3,321,455
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	803,000	803,145
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	3,189,000	3,193,040
		7,317,640
TOTAL IRELAND		31,488,646
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC 6.5% 4/30/2027 (b)	790,000	772,225
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	635,000	641,317
TOTAL ISRAEL		1,413,542
ITALY - 0.4%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	5,031,000	5,042,464
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,000,000	5,061,989
TOTAL ITALY		10,104,453
JAPAN - 2.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 1.591% 4/3/2028 (b)	10,000,000	9,244,255
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.892% 5/15/2028 (b)	2,993,000	3,020,872
Japan Tobacco Inc 5.21% 6/15/2030 (b)	2,486,000	2,537,051
		5,557,923
Financials - 1.5%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,657,172
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,801,816
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	10,000,000	9,678,303
		24,137,291
Capital Markets - 0.5%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	12,079,480
TOTAL FINANCIALS		36,216,771

TOTAL JAPAN		51,018,949
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	275,000	215,319
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)	225,000	203,271
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 6.49% 1/23/2027	6,035,000	5,929,388
Petroleos Mexicanos 6.5% 3/13/2027	12,000,000	11,778,840

TOTAL MEXICO		17,708,228
NETHERLANDS - 1.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)	105,000	104,367
Food Products - 0.4%
JDE Peet's NV 1.375% 1/15/2027 (b)	10,440,000	9,857,601
TOTAL CONSUMER STAPLES		9,961,968

Financials - 1.1%
Banks - 1.1%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,114,000	7,843,902
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	7,500,000	7,196,949
ING Groep NV 1.726% 4/1/2027 (c)	4,192,000	4,091,583
ING Groep NV 5.335% 3/19/2030 (c)	6,564,000	6,690,685
		25,823,119
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (b)	455,000	472,499
TOTAL NETHERLANDS		36,257,586
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (b)	295,000	290,944
IHS Holding Ltd 8.25% 11/29/2031 (b)	55,000	54,673

TOTAL NIGERIA		345,617
NORWAY - 0.6%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	475,000	465,376
TGS ASA 8.5% 1/15/2030 (b)	215,000	218,762
		684,138
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	4,643,000	4,503,561
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	9,570,000	9,069,472
		13,573,033
TOTAL NORWAY		14,257,171
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	545,000	542,372
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	345,000	291,632
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,806,252
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,060,247

TOTAL SPAIN		8,866,499
SWITZERLAND - 0.7%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.305% 2/2/2027 (b)(c)	10,000,000	9,768,660
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,500,000	4,506,282
		14,274,942
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	490,000	479,646
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (b)	1,936,000	1,937,938
Holcim Finance US LLC 4.7% 4/7/2028 (b)	1,401,000	1,408,166
		3,346,104
TOTAL SWITZERLAND		18,100,692
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	675,000	686,158
UNITED KINGDOM - 5.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)	360,000	343,079
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	1,125,000	1,177,281
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)	275,000	275,295
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	315,000	315,848
TOTAL CONSUMER DISCRETIONARY		1,768,424

Consumer Staples - 1.3%
Tobacco - 1.3%
BAT International Finance PLC 1.668% 3/25/2026	15,000,000	14,644,638
BAT International Finance PLC 3.95% 6/15/2025 (b)	5,000,000	4,997,465
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,222,234
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	1,339,000	1,337,467
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	5,000,000	5,108,402
		31,310,206
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	1,700,000	1,874,367
Financials - 3.2%
Banks - 3.0%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,824,798
Barclays PLC 5.367% 2/25/2031 (c)	5,200,000	5,244,974
Barclays PLC 5.69% 3/12/2030 (c)	1,821,000	1,866,975
HSBC Holdings PLC 4.899% 3/3/2029 (c)	9,152,000	9,172,807
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,371,631
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,250,000	7,282,703
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,393,592
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,000,000	4,230,078
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,892,867
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,132,099
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,782,950
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,525,889
NatWest Markets PLC 4.789% 3/21/2028 (b)	6,000,000	6,028,299
		71,749,662
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	5,800,000	5,938,884
TOTAL FINANCIALS		77,688,546

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	4,000,000	4,236,061
BAE Systems PLC 5% 3/26/2027 (b)	1,667,000	1,680,691
BAE Systems PLC 5.125% 3/26/2029 (b)	1,551,000	1,580,017
Rolls-Royce PLC 5.75% 10/15/2027 (b)	475,000	485,633
		7,982,402
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	340,000	336,183
TOTAL UNITED KINGDOM		121,303,207
UNITED STATES - 43.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	12,588,000	11,715,109
AT&T Inc 4.7% 8/15/2030	2,877,000	2,886,065
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)	135,000	130,373
Cogent Communications Group LLC 7% 6/15/2027 (b)	700,000	703,768
Consolidated Communications Inc 5% 10/1/2028 (b)	450,000	454,532
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	960,000	958,041
Level 3 Financing Inc 4% 4/15/2031 (b)	225,000	186,188
		17,034,076
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	1,550,000	1,525,854
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)	210,000	212,718
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	2,550,000	2,523,693
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,903,994
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,070,000	4,141,939
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	125,000	110,506
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)(l)	1,075,000	1,125,889
Discovery Communications LLC 3.625% 5/15/2030	1,664,000	1,471,566
DISH DBS Corp 5.125% 6/1/2029	380,000	249,829
Sirius XM Radio LLC 3.125% 9/1/2026 (b)	2,125,000	2,075,832
Univision Communications Inc 8% 8/15/2028 (b)	375,000	375,240
Warnermedia Holdings Inc 3.755% 3/15/2027	7,549,000	7,317,787
		23,296,275
TOTAL COMMUNICATION SERVICES		42,068,923

Consumer Discretionary - 3.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	1,285,000	1,309,238
Goodyear Tire & Rubber Co/The 4.875% 3/15/2027 (l)	585,000	576,928
Patrick Industries Inc 6.375% 11/1/2032 (b)	315,000	310,480
Phinia Inc 6.75% 4/15/2029 (b)	155,000	158,427
		2,355,073
Automobiles - 1.5%
General Motors Financial Co Inc 1.25% 1/8/2026	8,359,000	8,173,096
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,175,311
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,655,733
General Motors Financial Co Inc 6% 1/9/2028	5,000,000	5,124,413
Hyundai Capital America 5.45% 6/24/2026 (b)	3,147,000	3,162,700
Hyundai Capital America 5.8% 6/26/2025 (b)	6,250,000	6,252,849
		37,544,102
Broadline Retail - 0.0%
GrubHub Holdings Inc 5.5% 7/1/2027 (b)	150,000	138,374
Wayfair LLC 7.25% 10/31/2029 (b)(l)	205,000	199,656
Wayfair LLC 7.75% 9/15/2030 (b)(l)	400,000	391,901
		729,931
Distributors - 0.3%
Gates Corp/DE 6.875% 7/1/2029 (b)	305,000	312,552
Genuine Parts Co 4.95% 8/15/2029	6,200,000	6,255,424
		6,567,976
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032 (l)	210,000	208,685
Sotheby's 7.375% 10/15/2027 (b)	810,000	797,613
StoneMor Inc 8.5% 5/15/2029 (b)	220,000	202,794
TKC Holdings Inc 10.5% 5/15/2029 (b)	1,125,000	1,156,514
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)(l)	1,325,000	1,321,848
		3,687,454
Hotels, Restaurants & Leisure - 0.6%
Affinity Interactive 6.875% 12/15/2027 (b)	180,000	133,794
Boyd Gaming Corp 4.75% 12/1/2027	475,000	468,025
Caesars Entertainment Inc 6% 10/15/2032 (b)(l)	685,000	657,112
Carnival Corp 5.75% 3/15/2030 (b)	215,000	215,504
Carnival Corp 5.875% 6/15/2031 (b)	905,000	905,544
Carnival Corp 6.125% 2/15/2033 (b)	455,000	456,225
Churchill Downs Inc 4.75% 1/15/2028 (b)(l)	325,000	317,676
Churchill Downs Inc 6.75% 5/1/2031 (b)(l)	525,000	534,684
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	315,000	317,128
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	250,000	249,682
International Game Technology PLC 4.125% 4/15/2026 (b)	850,000	843,702
Las Vegas Sands Corp 3.5% 8/18/2026	425,000	415,705
Life Time Inc 6% 11/15/2031 (b)	450,000	451,005
Light & Wonder International Inc 7% 5/15/2028 (b)	1,050,000	1,051,003
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)	95,000	71,564
MGM Resorts International 4.625% 9/1/2026	980,000	975,860
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)	275,000	279,850
NCL Corp Ltd 5.875% 3/15/2026 (b)	142,000	142,090
NCL Corp Ltd 6.25% 3/1/2030 (b)	550,000	544,108
NCL Corp Ltd 6.75% 2/1/2032 (b)	905,000	906,096
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	1,125,000	1,127,723
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	210,000	207,561
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)	575,000	573,718
Station Casinos LLC 6.625% 3/15/2032 (b)	300,000	300,411
Viking Cruises Ltd 9.125% 7/15/2031 (b)	1,050,000	1,127,358
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	325,000	323,532
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	445,000	440,124
		14,036,784
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)	160,000	156,987
Landsea Homes Corp 8.875% 4/1/2029 (b)	195,000	203,079
LGI Homes Inc 7% 11/15/2032 (b)	400,000	371,456
Newell Brands Inc 5.7% 4/1/2026 (h)	431,000	434,044
Newell Brands Inc 6.375% 5/15/2030	235,000	220,515
Newell Brands Inc 6.625% 5/15/2032 (l)	205,000	189,089
Newell Brands Inc 8.5% 6/1/2028 (b)	295,000	305,192
Somnigroup International Inc 4% 4/15/2029 (b)	900,000	847,677
		2,728,039
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,611,568
Mattel Inc 5.875% 12/15/2027 (b)	475,000	476,663
		5,088,231
Specialty Retail - 0.6%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,627,508
AutoZone Inc 5.165% 6/15/2030	1,075,000	1,091,984
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,592,716
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	195,000	198,586
Hudson Automotive Group 8% 5/15/2032 (b)	125,000	131,297
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,725,748
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (b)	85,000	81,441
Staples Inc 10.75% 9/1/2029 (b)	1,035,000	936,966
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(l)	300,000	312,091
		14,698,337
TOTAL CONSUMER DISCRETIONARY		87,435,927

Consumer Staples - 2.1%
Beverages - 0.4%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,397,543
Consumer Staples Distribution & Retail - 0.9%
7-Eleven Inc 0.95% 2/10/2026 (b)	7,891,000	7,679,606
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)	1,175,000	1,156,043
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)	255,000	258,870
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)(l)	1,050,000	1,071,190
Dollar General Corp 4.625% 11/1/2027	4,000,000	3,999,683
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	660,000	688,048
Mars Inc 4.6% 3/1/2028 (b)	4,141,000	4,160,275
Mars Inc 4.8% 3/1/2030 (b)	1,360,000	1,368,393
Performance Food Group Inc 5.5% 10/15/2027 (b)	425,000	423,237
Performance Food Group Inc 6.125% 9/15/2032 (b)	340,000	342,736
US Foods Inc 5.75% 4/15/2033 (b)	185,000	181,743
		21,329,824
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	2,685,000	2,663,985
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	120,000	125,534
Post Holdings Inc 6.25% 10/15/2034 (b)	190,000	187,678
Post Holdings Inc 6.375% 3/1/2033 (b)	230,000	228,319
The Campbell's Company 5.3% 3/20/2026	1,106,000	1,110,673
		4,316,189
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)	315,000	317,591
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (b)	432,000	430,566
Tobacco - 0.6%
Philip Morris International Inc 4.125% 4/28/2028	7,300,000	7,253,345
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,479,240
Turning Point Brands Inc 7.625% 3/15/2032 (b)	220,000	231,333
		13,963,918
TOTAL CONSUMER STAPLES		50,755,631

Energy - 3.7%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	205,000	206,078
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	375,000	384,305
Nabors Industries Inc 7.375% 5/15/2027 (b)	470,000	451,223
Nabors Industries Ltd 7.5% 1/15/2028 (b)	430,000	359,223
Transocean Aquila Ltd 8% 9/30/2028 (b)	937,692	936,220
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	905,000	904,672
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	240,000	243,772
Valaris Ltd 8.375% 4/30/2030 (b)	300,000	301,166
		3,786,659
Oil, Gas & Consumable Fuels - 3.5%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	260,000	266,440
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)	85,000	85,490
Buckeye Partners LP 4.125% 12/1/2027	1,500,000	1,459,468
California Resources Corp 7.125% 2/1/2026 (b)	49,000	48,958
California Resources Corp 8.25% 6/15/2029 (b)	760,000	761,378
Cheniere Energy Inc 4.625% 10/15/2028 (l)	650,000	643,373
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	525,000	524,748
CNX Resources Corp 7.25% 3/1/2032 (b)	445,000	453,490
Comstock Resources Inc 6.75% 3/1/2029 (b)	325,000	320,328
CVR Energy Inc 8.5% 1/15/2029 (b)	820,000	800,355
DCP Midstream Operating LP 5.125% 5/15/2029	4,900,000	4,943,360
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	750,000	776,751
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,221,574
Energy Transfer LP 5.25% 7/1/2029	515,000	523,438
EQT Corp 5.7% 4/1/2028	4,000,000	4,084,563
EQT Corp 7.5% 6/1/2027 (b)	1,000,000	1,018,616
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	125,000	126,581
Global Partners LP / GLP Finance Corp 7% 8/1/2027	40,000	40,096
Harvest Midstream I LP 7.5% 5/15/2032 (b)	405,000	416,108
Hess Corp 4.3% 4/1/2027	4,500,000	4,481,949
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	565,000	570,562
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	205,000	212,151
Kinetik Holdings LP 6.625% 12/15/2028 (b)	650,000	662,904
Matador Resources Co 6.25% 4/15/2033 (b)	105,000	101,140
Matador Resources Co 6.5% 4/15/2032 (b)	365,000	357,385
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	105,000	101,241
MPLX LP 1.75% 3/1/2026	15,044,000	14,705,442
Murphy Oil Corp 6% 10/1/2032	210,000	195,795
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	375,000	366,556
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)	575,000	577,342
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	300,000	302,392
Occidental Petroleum Corp 5% 8/1/2027	3,189,000	3,189,524
Occidental Petroleum Corp 5.2% 8/1/2029	1,325,000	1,316,195
Occidental Petroleum Corp 6.625% 9/1/2030	1,610,000	1,676,677
ONEOK Inc 4.25% 9/24/2027	458,000	455,001
ONEOK Inc 4.4% 10/15/2029	479,000	471,338
ONEOK Inc 4.85% 7/15/2026	525,000	525,392
ONEOK Inc 6.5% 9/1/2030 (b)	5,247,000	5,548,661
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	600,000	521,582
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)	190,000	181,656
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,242,000	4,957,333
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	2,074,000	1,958,428
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)	185,000	190,540
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)	1,075,000	1,108,684
SM Energy Co 6.625% 1/15/2027 (l)	475,000	475,510
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	165,000	165,370
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,050,000	1,049,439
Sunoco LP 6.25% 7/1/2033 (b)	240,000	239,998
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	1,000,000	998,620
Targa Resources Corp 6.15% 3/1/2029	3,421,000	3,570,666
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)	215,000	219,482
Venture Global Calcasieu 6.25% 1/15/2030 (b)	250,000	253,443
Venture Global LNG Inc 7% 1/15/2030 (b)(l)	2,210,000	2,200,220
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)	225,000	235,001
Western Gas Partners LP 6.35% 1/15/2029	5,546,000	5,758,148
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,352,032
Williams Cos Inc/The 5.4% 3/2/2026	1,334,000	1,340,648
		86,109,562
TOTAL ENERGY		89,896,221

Financials - 19.4%
Banks - 8.9%
Bank of America Corp 1.197% 10/24/2026 (c)	13,673,000	13,480,374
Bank of America Corp 1.319% 6/19/2026 (c)	16,000,000	15,968,897
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	6,939,391
Bank of America Corp 4.623% 5/9/2029 (c)	7,300,000	7,298,269
Bank of America Corp 5.819% 9/15/2029 (c)	9,400,000	9,738,675
Citigroup Inc 4.075% 4/23/2029 (c)	7,879,000	7,753,702
Citigroup Inc 4.786% 3/4/2029 (c)	5,300,000	5,307,207
Citigroup Inc 5.174% 2/13/2030 (c)	12,400,000	12,559,337
Citigroup Inc 5.61% 9/29/2026 (c)	4,000,000	4,009,211
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)	300,000	308,775
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,211,855
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	10,000,000	9,603,275
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	10,974,363
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	4,970,394
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,346,312
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	21,400,000	21,599,808
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,642,000	1,665,823
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,325,698
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,957,416
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	4,591,000	4,721,067
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,659,725
Santander Holdings USA Inc 3.244% 10/5/2026	4,000,000	3,920,669
Santander Holdings USA Inc 3.45% 6/2/2025	5,700,000	5,700,000
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,000,000	3,005,931
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,780,149
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,021,842
Truist Financial Corp 5.071% 5/20/2031 (c)	5,288,000	5,311,545
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	2,003,470
Wells Fargo & Co 4.3% 7/22/2027	7,000,000	6,967,759
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,300,000	5,339,446
Wells Fargo & Co 5.244% 1/24/2031 (c)	7,692,000	7,806,544
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,314,554
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,086,463
Western Alliance Bancorp 3% 6/15/2031 (c)	525,000	484,701
		217,142,647
Capital Markets - 4.8%
Ares Capital Corp 3.25% 7/15/2025	10,000,000	9,977,879
Athene Global Funding 1.73% 10/2/2026 (b)	5,000,000	4,806,168
Athene Global Funding 4.721% 10/8/2029 (b)	5,300,000	5,230,387
Athene Global Funding 5.516% 3/25/2027 (b)	7,000,000	7,097,072
Bank of New York Mellon/The 4.729% 4/20/2029 (c)	2,106,000	2,124,138
BroadStreet Partners Inc 5.875% 4/15/2029 (b)	185,000	182,163
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	315,000	318,665
GA Global Funding Trust 5.4% 1/13/2030 (b)	3,308,000	3,362,716
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,660,530
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	5,938,149
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	7,200,000	7,236,670
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	7,439,000	7,847,905
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,356,801
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	665,000	666,101
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)	320,000	328,170
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)	315,000	311,826
LPL Holdings Inc 4.9% 4/3/2028	8,265,000	8,276,228
Morgan Stanley 4.994% 4/12/2029 (c)	3,914,000	3,950,651
Morgan Stanley 5.042% 7/19/2030 (c)	11,500,000	11,614,210
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	9,997,602
Morgan Stanley 6.407% 11/1/2029 (c)	3,900,000	4,111,140
Nuveen LLC 5.55% 1/15/2030 (b)	984,000	1,016,041
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,131,000	4,179,775
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	3,365,000	3,405,975
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	240,000	250,222
		117,247,184
Consumer Finance - 2.3%
Ally Financial Inc 5.737% 5/15/2029 (c)	418,000	422,094
Ally Financial Inc 6.848% 1/3/2030 (c)	8,700,000	9,082,961
American Express Co 4.731% 4/25/2029 (c)	6,000,000	6,033,461
American Express Co 5.085% 1/30/2031 (c)	1,297,000	1,316,685
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,732,611
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,983,000	2,018,231
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,158,198
Capstone Borrower Inc 8% 6/15/2030 (b)	110,000	113,605
Encore Capital Group Inc 9.25% 4/1/2029 (b)	200,000	213,250
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,000,000	7,936,585
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	3,994,397
Ford Motor Credit Co LLC 5.875% 11/7/2029	5,200,000	5,134,818
Ford Motor Credit Co LLC 6.95% 6/10/2026	6,500,000	6,573,929
Navient Corp 6.75% 6/15/2026	765,000	774,657
OneMain Finance Corp 3.5% 1/15/2027	740,000	716,980
OneMain Finance Corp 6.75% 3/15/2032	215,000	213,700
OneMain Finance Corp 7.5% 5/15/2031	1,290,000	1,324,972
PRA Group Inc 8.875% 1/31/2030 (b)	105,000	107,629
		57,868,763
Financial Services - 0.8%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,585,000	3,568,675
Block Inc 6.5% 5/15/2032	430,000	439,454
Corebridge Financial Inc 3.65% 4/5/2027	1,345,000	1,323,753
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,596,000	1,599,787
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,298,000	2,325,196
Freedom Mortgage Corp 7.625% 5/1/2026 (b)	585,000	583,966
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,990,000	1,893,651
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,407,796
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	5,515,000	5,317,313
Jefferson Capital Holdin 8.25% 5/15/2030 (b)	340,000	348,014
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	310,000	315,742
NFE Financing LLC 12% 11/15/2029 (b)	525,536	225,470
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)	215,000	216,155
Saks Global Enterprises LLC 11% 12/15/2029 (b)	470,000	225,600
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	265,000	270,379
Walker & Dunlop Inc 6.625% 4/1/2033 (b)	160,000	162,014
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	440,000	457,928
		20,680,893
Insurance - 2.6%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	205,000	211,995
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	465,000	471,512
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	225,000	230,140
American International Group Inc 4.85% 5/7/2030	7,000,000	7,026,883
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	210,000	207,775
Arthur J Gallagher & Co 4.6% 12/15/2027	3,119,000	3,126,220
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	15,000,000	13,969,550
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	5,000,000	4,803,836
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	3,422,000	3,464,606
Guardian Life Global Funding 1.4% 7/6/2027 (b)	8,010,000	7,530,329
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	4,963,000	4,909,410
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	2,814,000	2,870,153
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,453,000	1,477,261
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	355,000	367,249
RGA Global Funding 2% 11/30/2026 (b)	3,680,000	3,547,355
RGA Global Funding 5.448% 5/24/2029 (b)	2,658,000	2,728,719
Ryan Specialty LLC 5.875% 8/1/2032 (b)	425,000	422,340
Western-Southern Global Funding 4.9% 5/1/2030 (b)	653,000	654,829
Willis North America Inc 4.5% 9/15/2028	5,000,000	4,983,920
		63,004,082
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	120,000	120,319
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	300,000	304,258
		424,577
TOTAL FINANCIALS		476,368,146

Health Care - 2.1%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,698,272
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (b)	4,038,000	3,930,918
Insulet Corp 6.5% 4/1/2033 (b)	95,000	97,684
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	440,000	447,728
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)	200,000	207,744
		4,684,074
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)(l)	165,000	168,126
Centene Corp 2.45% 7/15/2028	2,360,000	2,173,539
CHS/Community Health Systems Inc 5.625% 3/15/2027 (b)	1,265,000	1,246,457
CVS Health Corp 5% 2/20/2026	8,000,000	8,010,962
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)	65,000	64,736
HCA Inc 3.125% 3/15/2027	7,100,000	6,920,190
HCA Inc 5% 3/1/2028	2,439,000	2,464,709
HCA Inc 5.875% 2/15/2026	650,000	651,350
Humana Inc 5.75% 12/1/2028	6,000,000	6,194,370
Icon Investments Six DAC 5.809% 5/8/2027	4,656,000	4,732,596
LifePoint Health Inc 11% 10/15/2030 (b)	325,000	357,286
Molina Healthcare Inc 6.25% 1/15/2033 (b)	320,000	319,484
Owens & Minor Inc 10% 4/15/2030 (b)	215,000	224,564
Select Medical Corp 6.25% 12/1/2032 (b)	230,000	227,942
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	175,000	174,662
Tenet Healthcare Corp 5.125% 11/1/2027	2,450,000	2,434,767
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	90,000	91,475
		36,457,215
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)	1,750,000	1,738,747
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (b)	700,000	693,012
Bausch Health Americas Inc 9.25% 4/1/2026 (b)	785,000	773,382
Bausch Health Cos Inc 11% 9/30/2028 (b)	400,000	383,786
Jazz Securities DAC 4.375% 1/15/2029 (b)	490,000	469,854
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	575,000	540,112
		2,860,146
TOTAL HEALTH CARE		52,438,454

Industrials - 2.5%
Aerospace & Defense - 1.0%
Boeing Co 3.2% 3/1/2029	7,200,000	6,811,872
Boeing Co 5.04% 5/1/2027	2,300,000	2,313,819
Boeing Co 6.259% 5/1/2027	418,000	429,647
Goat Holdco LLC 6.75% 2/1/2032 (b)	345,000	343,669
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,082,486
RTX Corp 5.75% 1/15/2029	1,205,000	1,255,978
TransDigm Inc 5.5% 11/15/2027	3,400,000	3,397,341
TransDigm Inc 6.375% 3/1/2029 (b)	3,200,000	3,252,150
		23,886,962
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	250,000	247,092
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (b)	375,000	397,888
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)	595,000	526,575
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	445,000	451,932
		1,623,487
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)	375,000	388,638
Artera Services LLC 8.5% 2/15/2031 (b)	1,270,000	1,079,249
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	800,000	717,541
CoreCivic Inc 8.25% 4/15/2029	200,000	211,387
GEO Group Inc/The 10.25% 4/15/2031	425,000	465,863
GEO Group Inc/The 8.625% 4/15/2029	200,000	211,115
GFL Environmental Inc 4% 8/1/2028 (b)	1,470,000	1,413,132
Madison IAQ LLC 4.125% 6/30/2028 (b)	750,000	721,889
Neptune Bidco US Inc 9.29% 4/15/2029 (b)(l)	400,000	378,500
OT Midco Inc 10% 2/15/2030 (b)	335,000	279,096
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	559,000	560,393
Waste Pro USA Inc 7% 2/1/2033 (b)	195,000	199,939
Williams Scotsman Inc 6.625% 4/15/2030 (b)	150,000	153,740
		6,780,482
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027	950,000	949,167
Arcosa Inc 6.875% 8/15/2032 (b)	105,000	107,676
Pike Corp 8.625% 1/31/2031 (b)	250,000	269,270
		1,326,113
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	2,496,000	2,515,242
WESCO Distribution Inc 6.375% 3/15/2033 (b)	350,000	356,497
		2,871,739
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	170,000	172,908
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	350,000	355,460
XPO Inc 6.25% 6/1/2028 (b)	475,000	479,746
		1,008,114
Machinery - 0.4%
Esab Corp 6.25% 4/15/2029 (b)	385,000	391,487
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,282,207
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,252,292
		8,925,986
Passenger Airlines - 0.3%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)(l)	425,000	429,248
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,920,728	2,804,275
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	716,667	715,442
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)	165,000	163,212
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,699,821	1,621,675
United Airlines Inc 4.375% 4/15/2026 (b)	1,375,000	1,358,706
		7,092,558
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	245,000	249,921
Corelogic Inc 4.5% 5/1/2028 (b)	700,000	655,390
Paychex Inc 5.1% 4/15/2030	197,000	199,553
TriNet Group Inc 7.125% 8/15/2031 (b)	525,000	541,277
		1,646,141
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	3,565,000	3,434,420
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)	205,000	209,562
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)	425,000	446,622
Herc Holdings Escrow Inc 7% 6/15/2030 (b)(k)	450,000	463,602
QXO Building Products Inc 6.75% 4/30/2032 (b)	335,000	343,492
United Rentals North America Inc 3.875% 11/15/2027 (l)	575,000	562,040
United Rentals North America Inc 6.125% 3/15/2034 (b)	525,000	532,145
		5,991,883
TOTAL INDUSTRIALS		61,153,465

Information Technology - 2.0%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp 5.25% 8/1/2026	120,000	108,175
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,243,102
CPI CG Inc 10% 7/15/2029 (b)	110,000	116,050
Dell International LLC / EMC Corp 5% 4/1/2030	2,305,000	2,316,872
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,735,246
Insight Enterprises Inc 6.625% 5/15/2032 (b)	165,000	168,124
Lightning Power LLC 7.25% 8/15/2032 (b)	190,000	199,207
Sensata Technologies Inc 6.625% 7/15/2032 (b)	225,000	227,013
		13,005,614
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	605,000	575,740
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	220,000	224,801
Camelot Finance SA 4.5% 11/1/2026 (b)	286,000	284,404
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,789,000	1,786,576
CoreWeave Inc 9.25% 6/1/2030 (b)	435,000	434,512
Sabre GLBL Inc 11.125% 7/15/2030 (b)(k)	230,000	235,980
Virtusa Corp 7.125% 12/15/2028 (b)	240,000	232,013
		3,774,026
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc 4.15% 11/15/2030	15,000,000	14,625,375
Entegris Inc 4.75% 4/15/2029 (b)	1,250,000	1,213,712
Micron Technology Inc 5.327% 2/6/2029	3,100,000	3,145,881
Micron Technology Inc 6.75% 11/1/2029	2,000,000	2,138,199
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(h)(m)	371,043	357,128
		21,480,295
Software - 0.3%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (b)	215,000	192,587
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	105,000	106,043
Gen Digital Inc 6.25% 4/1/2033 (b)	270,000	272,998
McAfee Corp 7.375% 2/15/2030 (b)	220,000	203,431
Roper Technologies Inc 4.5% 10/15/2029	1,568,000	1,560,175
SS&C Technologies Inc 5.5% 9/30/2027 (b)	2,125,000	2,122,630
UKG Inc 6.875% 2/1/2031 (b)(l)	300,000	309,119
VMware LLC 1.4% 8/15/2026	2,882,000	2,774,914
		7,541,897
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,174,169
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)	200,000	200,380
Western Digital Corp 4.75% 2/15/2026	163,000	162,460
		2,537,009
TOTAL INFORMATION TECHNOLOGY		48,447,016

Materials - 1.3%
Chemicals - 1.0%
Avient Corp 6.25% 11/1/2031 (b)	210,000	210,294
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	650,000	679,903
Celanese US Holdings LLC 6.415% 7/15/2027 (c)	2,545,000	2,609,389
Celanese US Holdings LLC 6.5% 4/15/2030 (l)	175,000	176,347
Celanese US Holdings LLC 6.75% 4/15/2033 (l)	375,000	364,980
Chemours Co/The 4.625% 11/15/2029 (b)	105,000	85,891
Chemours Co/The 5.375% 5/15/2027	580,000	567,767
Chemours Co/The 5.75% 11/15/2028 (b)	995,000	890,930
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	787,000	791,553
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	2,877,000	2,841,275
LSB Industries Inc 6.25% 10/15/2028 (b)	210,000	207,879
LYB International Finance III LLC 1.25% 10/1/2025	6,185,000	6,109,809
Mativ Holdings Inc 8% 10/1/2029 (b)(l)	220,000	187,687
Methanex US Operations Inc 6.25% 3/15/2032 (b)	240,000	232,253
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,849,179
Olin Corp 6.625% 4/1/2033 (b)	215,000	205,791
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	430,000	430,000
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	925,000	907,522
Tronox Inc 4.625% 3/15/2029 (b)(l)	270,000	225,735
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	250,000	252,510
		23,826,694
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	695,000	706,229
VM Consolidated Inc 5.5% 4/15/2029 (b)	900,000	890,443
		1,596,672
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)	900,000	798,424
Berry Global Inc 4.875% 7/15/2026 (b)	187,000	186,421
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)	350,000	353,702
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	430,000	430,635
Sealed Air Corp 5% 4/15/2029 (b)	2,125,000	2,086,411
		3,855,593
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	80,000	83,052
Alumina Pty Ltd 6.375% 9/15/2032 (b)	700,000	692,321
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)	105,000	97,626
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	535,000	461,463
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)	105,000	90,176
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)(l)	350,000	314,732
Novelis Corp 3.25% 11/15/2026 (b)	1,000,000	980,881
		2,720,251
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (b)	150,000	137,250
TOTAL MATERIALS		32,136,460

Real Estate - 1.4%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	565,000	532,704
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)	6,000,000	5,746,909
VICI Properties LP 4.75% 4/1/2028	352,000	351,854
Vornado Realty LP 2.15% 6/1/2026	1,017,000	983,364
		7,614,831
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.5% 8/1/2026	621,000	610,485
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	275,000	281,887
Ventas Realty LP 3% 1/15/2030	4,013,000	3,718,091
		4,610,463
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)(l)	140,000	141,028
Retail REITs - 0.4%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,074,280
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	720,000	713,280
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,351,948
Realty Income Corp 2.2% 6/15/2028	456,000	426,926
		10,566,434
Specialized REITs - 0.5%
American Tower Corp 3.6% 1/15/2028	4,000,000	3,909,361
American Tower Corp 4.9% 3/15/2030	5,400,000	5,431,272
Crown Castle Inc 1.35% 7/15/2025	566,000	563,514
Iron Mountain Inc 4.875% 9/15/2027 (b)	475,000	469,371
SBA Communications Corp 3.875% 2/15/2027 (l)	1,650,000	1,617,768
		11,991,286
TOTAL REAL ESTATE		34,924,042

Utilities - 3.5%
Electric Utilities - 2.2%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,893,000	2,859,304
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,759,215
Edison International 7.875% 6/15/2054 (c)	250,000	240,531
Eversource Energy 5.45% 3/1/2028	9,000,000	9,197,812
Exelon Corp 2.75% 3/15/2027	681,000	660,860
FirstEnergy Corp 1.6% 1/15/2026	606,000	594,305
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,524,000	2,532,796
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,496,985
Pacific Gas and Electric Co 2.1% 8/1/2027	4,000,000	3,774,265
PG&E Corp 5% 7/1/2028	375,000	365,890
PG&E Corp 7.375% 3/15/2055 (c)	780,000	763,788
Pinnacle West Capital Corp 4.9% 5/15/2028	1,038,000	1,045,955
Pinnacle West Capital Corp 5.15% 5/15/2030	1,108,000	1,120,656
Southern Co/The 5.5% 3/15/2029	3,052,000	3,161,012
Vistra Operations Co LLC 5% 7/31/2027 (b)	11,550,000	11,516,337
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,288,000	1,291,359
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	475,000	503,661
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(l)	1,050,000	1,055,152
		53,939,883
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC 6.75% 10/15/2032 (b)	250,000	254,893
Calpine Corp 5.125% 3/15/2028 (b)	800,000	793,046
Sunnova Energy Corp 5.875% 9/1/2026 (b)	645,000	191,888
		1,239,827
Multi-Utilities - 1.3%
Dominion Energy Inc 1.45% 4/15/2026	8,000,000	7,784,265
Dominion Energy Inc 5% 6/15/2030	6,400,000	6,461,426
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,455,642
DTE Energy Co 5.2% 4/1/2030	3,100,000	3,153,147
NiSource Inc 2.95% 9/1/2029	3,000,000	2,808,742
NiSource Inc 5.25% 3/30/2028	6,140,000	6,258,247
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,456,000	1,465,921
Sempra 3.4% 2/1/2028	2,613,000	2,540,274
		31,927,664
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (b)	350,000	351,892
TOTAL UTILITIES		87,459,266

TOTAL UNITED STATES		1,063,083,551
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (b)	200,000	198,469
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,589,678,648)		1,580,338,060

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (b)(c)(n)	200,000	202,299
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(n)	200,000	197,873
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (c)(n)	565,000	569,289
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (c)(d)(n)	550,000	548,517
		1,117,806
Financials - 0.2%
Banks - 0.2%
BW Real Estate Inc 9.5% (b)(c)(n)	130,000	132,025
Citigroup Inc 6.75% (c)(n)	215,000	213,363
Citigroup Inc 6.95% (c)(n)	350,000	354,104
Citigroup Inc 7.125% (c)(n)	400,000	405,803
JPMorgan Chase & Co 6.5% (c)(n)	455,000	466,117
Wells Fargo & Co 7.625% (c)(l)(n)	325,000	351,456
		1,922,868
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(n)	105,000	102,818
Goldman Sachs Group Inc/The 6.85% (c)(n)	419,000	432,564
		535,382
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(n)	800,000	700,515
TOTAL FINANCIALS		3,158,765

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(n)	75,000	67,720
TOTAL UNITED STATES		4,344,291
TOTAL PREFERRED SECURITIES (Cost $4,664,646)		4,744,463

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,218	4,171
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,098	2,075
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	302,022	295,966
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	161,217	157,984
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	425,977	417,967
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,711,565	2,602,110
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,009	2,088
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	19,881	20,711
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,813	6,041
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,935	2,010
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,546	2,657
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	17,204	17,915
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,524	14,077
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,224	3,358
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	152	160
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	2,087	2,190
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	389	411
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,260	2,394
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	876	929
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	11,920	12,576
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	790	829
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	105	109
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	3,154	3,290
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,851	1,952
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	167	177
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	3,830	4,048
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	2,157	2,250
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,803	9,215
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,381	7,808
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,000	1,047
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	174	184
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	100	104
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	445	453
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2,427	2,476
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	576	584
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	339	346
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	81	83
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	480	489
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	94	96
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	375	382
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	864	882
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	518	525
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	4
Freddie Mac Gold Pool 8.5% 2/1/2027	2,741	2,773
Freddie Mac Gold Pool 8.5% 8/1/2027	154	156
Ginnie Mae I Pool 7% 11/15/2028	7,213	7,306
Ginnie Mae I Pool 7% 7/15/2028	349	352
Ginnie Mae I Pool 7.5% 10/15/2028	1,118	1,143
TOTAL UNITED STATES		3,617,065
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,973,673)		3,617,065

U.S. Treasury Obligations - 18.4%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,060,744
US Treasury Notes 4% 12/15/2027	4.20 to 4.23	122,337,200	122,736,080
US Treasury Notes 4% 3/31/2030	3.95 to 3.96	70,193,300	70,313,945
US Treasury Notes 4.125% 7/31/2028	3.60 to 4.31	59,342,600	59,785,352
US Treasury Notes 4.25% 2/15/2028	3.97 to 4.02	119,373,400	120,522,142
US Treasury Notes 4.625% 9/30/2028 (p)	4.12 to 4.82	77,687,200	79,474,612
TOTAL U.S. TREASURY OBLIGATIONS (Cost $451,096,856)			453,892,875

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.32	17,286,458	17,289,916
Fidelity Securities Lending Cash Central Fund (q)(r)	4.32	8,847,008	8,847,892
TOTAL MONEY MARKET FUNDS (Cost $26,137,808)			26,137,808

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,489,857,515)	2,476,674,842
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(12,755,500)
NET ASSETS - 100.0%	2,463,919,342

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	345	Sep 2025	71,592,891	121,608	121,608
CBOT 5 Year US Treasury Note Contracts (United States)	2,659	Sep 2025	287,982,164	2,138,387	2,138,387

TOTAL FUTURES CONTRACTS					2,259,995
The notional amount of futures purchased as a percentage of Net Assets is 14.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,597,615 or 35.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $360,060 and $350,809, respectively.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $200,000 or 0.0% of net assets.

(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Security or a portion of the security is on loan at period end.
(m)	Level 3 security
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,619,402.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,105,903	591,700,182	595,516,169	958,183	-	-	17,289,916	17,286,458	0.0%
Fidelity Securities Lending Cash Central Fund	8,421,633	159,257,596	158,831,337	23,074	-	-	8,847,892	8,847,008	0.0%
Total	29,527,536	750,957,778	754,347,506	981,257	-	-	26,137,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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